                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED

                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act File No. 811-08777
      ---------------------------------------------------------------------

                       CREDIT SUISSE HIGH YIELD BOND FUND
    ------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               466 Lexington Avenue, New York, New York 10017-3140
    -------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                                Hal Liebes, Esq.

                       Credit Suisse High Yield Bond Fund

                              466 Lexington Avenue

                          New York, New York 10017-3147
       -------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:(212) 875-3500

Date of fiscal year end: October 31, 2003

Date of reporting period: April 30, 2003

ITEM 1. REPORTS TO STOCKHOLDERS.

CREDIT SUISSE HIGH YIELD BOND FUND

SEMIANNUAL REPORT
APRIL 30, 2003
(UNAUDITED)

CREDIT SUISSE HIGH YIELD BOND FUND
466 LEXINGTON AVENUE
NEW YORK, NY 10017

TRUSTEES
ENRIQUE R. ARZAC
LAWRENCE J. FOX
JAMES S. PASMAN, JR.

OFFICERS

JOSEPH D. GALLAGHER
CHAIRMAN OF THE FUND AND CHIEF EXECUTIVE OFFICER

RICHARD J. LINDQUIST
PRESIDENT AND CHIEF INVESTMENT OFFICER

HAL LIEBES
SENIOR VICE PRESIDENT

MICHAEL A. PIGNATARO
CHIEF FINANCIAL OFFICER, VICE PRESIDENT AND SECRETARY

ROBERT M. RIZZA
VICE PRESIDENT AND TREASURER

INVESTMENT ADVISER
CREDIT SUISSE ASSET MANAGEMENT, LLC
466 LEXINGTON AVENUE
NEW YORK, NY 10017

ADMINISTRATOR
STATE STREET BANK AND TRUST CO.
225 FRANKLIN STREET
BOSTON, MA 02110

CUSTODIAN
CUSTODIAL TRUST COMPANY
101 CARNEGIE CENTER
PRINCETON, NJ 08540

SHAREHOLDER SERVICING AGENT
PFPC, INC.
101 FEDERAL STREET
BOSTON, MA 02110

LEGAL COUNSEL
WILLKIE FARR & GALLAGHER
787 7TH AVENUE
NEW YORK, NY 10019

INDEPENDENT ACCOUNTANTS
PRICEWATERHOUSECOOPERS LLP
TWO COMMERCE SQUARE
PHILADELPHIA, PENNSYLVANIA 19103

Dear Shareholder:                                                   May 22, 2003

We are writing to report on the activities of Credit Suisse High Yield Bond Fund (NYSE: DHY) ("the Fund") for the fiscal half-year ended April 30, 2003 and to discuss our investment strategy.

On April 30, 2003, the Fund's net asset value ("NAV") was $4.08, compared to an NAV of $3.53 at October 31, 2002. The Fund's total return (based on NAV and assuming reinvestment of dividends of $0.32 per share) for the period was 25.68%.

On April 30, 2003, $294.2 million was invested in high yield debt securities; $9.6 million in investment-grade debt securities; and $0.5 million in equity securities. Of the debt securities, the largest concentration (69.7%) was invested in issues rated B through BBB.

THE MARKET: HIGH YIELD TAKES OFF

The broad high yield market (to which we refer generically as "high yield") rebounded with vigor in the fiscal half-year after faltering in much of 2002. Aggregate high yield prices moved upward uninterruptedly until the beginning of December, took a quick breather, and then kept rising through the end of the period.

As measured by the Citigroup High-Yield Market Index (CHYMI)*, the market rose 25.71%. High yield was so strong, in fact, that it significantly outperformed most other leading fixed income sectors.

There were two especially important underlying drivers of activity, in our view. The first, which materialized in late 2002, was investors' revived appetite for relatively risky financial assets. There was a generalized sense that the sting of accounting-based irregularities and corporate governance issues may have finally run its course.

The second driver was a widespread search for yield at a time when interest rates--and, therefore, the returns available from money market funds--were historically low. An exclamation point of sorts in this regard occurred on November 6, just after the period began, when the Federal Reserve cut its nominal short-term interest rate by a half-point (I.E., to 1.25% from 1.75%) to the lowest such level since July 1961. Investors thus poured fresh cash into high yield mutual funds, which acted aggressively to put the cash to work.

Perceptions about conflict with Iraq did not dampen demand for high yield securities. High yield's attractive yields made it seem more compelling than stocks, for example, which were especially volatile as war-related anxieties ebbed and flowed. Expectations that the war's resolution would be favorable, moreover, prompted optimism that sluggish U.S. economic growth would rebound, which augured well for the creditworthiness of corporate-bond issuers generally.

A variety of other factors also helped to make high yield the "asset class of choice" during the half-year. Valuations early in the period remained near historically low levels by certain measures. The high yield default rate continued to decline, suggesting that overall credit quality was improving. And the bonds of "fallen angels" (I.E., investment-grade companies whose debt had been downgraded to high yield status), which had lost substantial value during much of 2002, enjoyed vigorous buying as investors appeared to conclude that their battered valuations had become unreasonably low.

PERFORMANCE: IN LINE WITH THE MARKET

The Fund performed in line with the broad high yield market (I.E., as represented by CHYMI) in the half-year, indicating the offsetting impact of different aspects of our investment approach. Given the market's overall buoyancy, the portfolio's leveraged nature served to enhance the degree of our successes.

Key positives included good security selection in, and an above-market allocation to, several industry sectors:

- Satellite telecommunications outperformed the market as a whole. Our holdings benefited from the collapse of a long-lasting, controversial attempt by one of the industry's biggest players to acquire another.

- Cable television, which bounced back vigorously after selling off harshly in much of 2002, also outperformed the market as a whole.

- In health care facilities/supplies, our biggest position was in a maker of disposable medical products whose operating results were better than expected.

- Chemicals producers reaped the considerable fruits of sharply declining prices for oil and natural gas, which are among the industry's most widely used raw materials.

The least favorable contributions to the Fund's return came from our decision to maintain below-market exposure to several sectors that had absorbed harsh selling in most of 2002, yet rallied in the year's fourth quarter and kept going up well into 2003. These sectors notably included utilities, energy trading companies and fixed-line telecommunications. Our stance in them was based on our ongoing belief that their underlying fundamentals were discouraging, as well as our sense that their valuations, in many cases, had been propelled to levels that we considered unrealistically high. Momentum-fuelled buying kept pushing prices higher, however, a pattern that was exacerbated by the persistent strength of cash inflows into high yield funds throughout the period.

OUTLOOK: POSITIVE

We believe that overall prospects for the high yield market are positive. Yield spreads for high yield versus comparable-maturity Treasury debt are still wide enough to offer potential upside even after several months of price appreciation, in our view. In addition, we expect fund inflows to remain strong as yield-hungry investors stay on the prowl.

We see the economic environment as reasonably supportive. [Note: a positive economic environment bodes well for the high yield market via its favorable implications for both creditworthiness and companies' need to raise capital to fund expected growth.] There is plenty of monetary and fiscal stimulus already in the system to foster growth once, as we anticipate, the picture begins to brighten.

We also find it encouraging in this context that the Federal Reserve's latest view on monetary policy--I.E., that the risks of deflation outweigh the risks of inflation--appears to signal that the Fed is unlikely to raise interest rates in the next few months. This, in turn, suggests to us that high yield may continue to attract yield-seekers who might otherwise invest in money market funds and investment-grade fixed income categories.

Within the Fund, we have most recently begun to trim the degree of our above-market exposure to the gaming sector, whose potential upside we regard as lower than previously; and raise exposure to utilities, where we see improving capital structures that could help to boost creditworthiness and, accordingly, valuations.

Our sector allocations reflect our preference to not take an overly aggressive stance just yet. The industries we like all have fairly stable growth characteristics that could help them hold up well in case the economy doesn't, which means their bond prices could be somewhat less volatile than the high yield market overall. Relative to broad market indices like CHYMI, we are thus overweighting gaming, energy, food/beverage/bottling, health care and selected industrials. We are either underweighting or completely avoiding telecom, airlines and energy traders.

We appreciate your interest in the Fund and would be pleased to respond to your questions or comments. Any questions regarding net asset value, performance, dividends, portfolio management or allocations should be directed to Credit Suisse

Asset Management at (800) 293-1232. All other inquiries regarding account information, requests for the latest financial information or other reports should be directed to the Fund's Shareholder Servicing Agent at (800) 331-1710.

Sincerely yours,

/s/ Richard J. Lindquist

Richard J. Lindquist
President and Chief Investment Officer**

/s/ Joseph D. Gallagher

Joseph D. Gallagher
Chairman of the Fund and Chief Executive Officer***

HIGH YIELD BONDS ARE LOWER-QUALITY BONDS THAT ARE ALSO KNOWN AS "JUNK BONDS." SUCH BONDS ENTAIL GREATER RISK THAN THOSE FOUND IN HIGHER-RATED SECURITIES.

IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE, AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

* The Citigroup High-Yield Market Index is a broad-based, unmanaged index of high yield securities that is compiled by Citigroup Global Markets Inc. Its name was changed from the Salomon Smith Barney High-Yield Market Index effective April 7, 2003. Investors cannot invest directly in an index.

** Richard J. Lindquist, who is a Managing Director of CSAM, is primarily responsible for management of the Fund's assets. He has served in such capacity since December 8, 2000. Mr. Lindquist joined CSAM on May 1, 1995 as a result of CSAM's acquisition of CS First Boston Investment Management Corporation ("CSFBIM"). Prior to joining CSAM and beginning in July, 1989, he held various offices at CSFBIM. Mr. Lindquist also is President and Chief Investment Officer of Credit Suisse Asset Management Income Fund, Inc. (NYSE: CIK).

*** Joseph D. Gallagher, Managing Director, is Chief Executive Officer of CSAM
    Americas and the firm's global Chief Financial Officer. He has served as the Fund's Chief Executive Officer since March 1, 2003. Prior to assuming his current role at CSAM in 2003, he was the Firm's global CFO and Chief Executive Officer, Europe. Mr. Gallagher joined Credit Suisse Group in 1985 as an investment banker with Credit Suisse First Boston, where he worked for 14 years in New York, Singapore and Hong Kong in mergers and acquisitions and financial services. He is a Director and/or Chairman of other investment companies advised by CSAM.

CREDIT SUISSE HIGH YIELD BOND FUND (UNAUDITED)

     TOP TEN HOLDINGS
     (AS A % OF NET ASSETS AS OF 04/30/2003)

SECURITY DESCRIPTION

 1. Alaris Medical, Inc.                       2.50%
      11.125% 08/01/08
 2. Triton PCS, Inc.                           2.48%
      11.000% 05/01/08
 3. AMC Entertainment, Inc.                    2.37%
      9.500% 03/15/09
 4. Paxson Communications Corp.                2.04%
      12.250% 01/15/06
 5. Packaging Corp. of America                 1.89%
      9.625% 04/01/09
 6. Luigino's, Inc.                            1.85%
      10.000% 02/01/06
 7. Huntsman International Holdings LLC        1.75%
      0.000% 12/31/09
 8. Pegasus Communications Corp.               1.74%
      9.625% 10/15/05
 9. Allied Waste North America, Inc.           1.71%
      10.000% 08/01/09
10. Rent-A-Center, Inc.                        1.64%
      11.000% 08/15/08

     CREDIT QUALITY BREAKDOWN
     (AS A % OF TOTAL INVESTMENTS AS OF 04/30/2003)

     A/A                                       1.1%
     BBB/Baa                                   1.7
     BB/Ba                                    12.3
     B/B                                      55.7
     CCC/Caa                                  20.2
     CC/Ca                                     2.0
     C/C                                       1.2
     D                                         0.4
     NR                                        3.7
                                             -----
       Subtotal                               98.3
     Equities and Other                        1.7
                                             -----
       Total                                 100.0%
                                             =====

CREDIT SUISSE HIGH YIELD BOND FUND--SCHEDULE OF INVESTMENTS APRIL 30, 2003 (UNAUDITED)

                                                       PRINCIPAL
                                                         AMOUNT             VALUE
                                                     ---------------   ---------------
CORPORATE BONDS--132.9%

AEROSPACE--1.4%
   Condor Systems, Inc., Series B,
     Company Guaranteed Notes
     (Callable 05/01/04 @ $105.94)
     11.875%, 05/01/09 ~                             $     2,097,000   $       474,446
   TransDigm, Inc., Company
     Guaranteed Notes
     (Callable 12/01/03 @ $105.19)
     10.375%, 12/01/08                                     2,250,000         2,407,500
                                                                       ---------------
                                                                             2,881,946
                                                                       ---------------
AIRLINES--0.8%
   American Airlines, Inc., Series 01-2,
     Pass Thru Certificates
     7.800%, 10/01/06                                      1,000,000           404,733
   ATA Holdings Corp., Company
     Guaranteed Notes
     (Callable 12/15/03 @ $104.81)
     9.625%, 12/15/05                                      3,500,000         1,242,500
                                                                       ---------------
                                                                             1,647,233
                                                                       ---------------
AUTOMOBILE MANUFACTURING/VEHICLE PARTS--4.5%
   Advanced Accessory Systems, Series B,
     Company Guaranteed Notes
     (Callable 10/01/03 @ $103.25)
     9.750%, 10/01/07                                        800,000           845,000
   American Axle & Manufacturing, Inc.,
     Company Guaranteed Notes
     (Callable 03/01/04 @ $104.88)
     9.750%, 03/01/09 ^                                    1,547,000         1,693,965
   Collins & Aikman Products Corp.,
     Company Guaranteed Notes
     (Callable 04/15/04 @ $100.00)
     11.500%, 04/15/06                                     1,500,000         1,410,000
   Collins & Aikman Products Corp.,
     Global Company Guaranteed Notes
     (Callable 12/31/06 @ $105.38)
     10.750%, 12/31/11                                     1,000,000         1,030,000
   J. L. French Automotive Castings, Inc.,
     Series B, Company Guaranteed Notes
     (Callable 06/01/04 @ $105.75)
     11.500%, 06/01/09 ^                                   3,547,000         2,225,742
   Key Plastics Holdings, Inc., Series B,
     Company Guaranteed Notes
     (Callable 03/15/04 @ $101.71)
     10.250%, 03/15/07 ~                                     250,000             1,875
   Metaldyne Corp., Global Company
     Guaranteed Notes
     (Callable 06/15/07 @ 105.50)
     11.000%, 06/15/12 ^                                   1,200,000         1,050,000
   Motor Coach Industries International,
     Inc., Company Guaranteed Notes
     (Callable 05/01/04 @ $105.62)
     11.250%, 05/01/09                                       150,000            75,750
   Roller Bearing Company of America, Inc.,
     Series B, Company Guaranteed Notes
     (Callable 06/15/03 @ $103.21)
     9.625%, 06/15/07                                      1,150,000           971,750
   Venture Holdings Company LLC,
     Company Guaranteed Notes
     (Callable 06/01/03 @ $105.50)
     11.000%, 06/01/07 ~                                   1,250,000           375,000
                                                                       ---------------
                                                                             9,679,082
                                                                       ---------------
BROADBAND--0.3%
   Level 3 Communications, Inc., Senior
     Discount Notes
     (Callable 12/01/03 @ $105.25)
     10.500%, 12/01/08 +                             $       550,000   $       398,750
   Level 3 Communications, Inc.,
     Senior Notes
     (Callable 05/01/03 @ $104.56)
     9.125%, 05/01/08 ^                                      350,000           285,250
                                                                       ---------------
                                                                               684,000
                                                                       ---------------
BROADCAST/OUTDOOR--2.7%
   Interep National Radio Sales, Inc.,
     Series B, Company Guaranteed Notes
     (Callable 07/01/03 @ $105.00)
     10.000%, 07/01/08 ^                                   1,000,000           765,000
   Paxson Communications Corp.,
     Global Company Guaranteed Notes
     (Callable 01/15/06 @ $106.12)
     12.250%, 01/15/06 +                                   5,150,000         4,351,750
   Young Broadcasting, Inc., Global
     Company Guaranteed Notes
     (Callable 03/01/06 @ $105.00)
     10.000%, 03/01/11                                       680,000           737,800
                                                                       ---------------
                                                                             5,854,550
                                                                       ---------------
BUILDING PRODUCTS--1.6%
   Atrium Companies, Inc., Series B,
     Company Guaranteed Notes
     (Callable 05/01/04 @ $105.25)
     10.500%, 05/01/09                                     1,000,000         1,055,000
   Building Materials Corp., Series B,
     Senior Notes
     8.000%, 10/15/07                                        500,000           458,750
   Building Materials Corp., Series B,
     Senior Notes
     (Callable 12/15/03 @ $101.44)
     8.625%, 12/15/06                                      1,500,000         1,410,000
   Dayton Superior Corp., Company
     Guaranteed Notes
     (Callable 06/15/07 @ $102.17)
     13.000%, 06/15/09                                       600,000           513,000
                                                                       ---------------
                                                                             3,436,750
                                                                       ---------------
CABLE--7.1%
   @Entertainment, Inc., Series B,
     Senior Discount Notes
     (Callable 02/01/04 @ $108.75)
     14.500%, 02/01/04 ~, +                                2,200,000           539,000
   Adelphia Communications Corp.,
     Senior Notes
     10.875%, 10/01/10 ~, ^                                3,000,000         1,500,000
   Century Communications Corp.,
     Senior Discount Notes
     0.000%, 03/15/49 ~                                    1,000,000           410,000
   Charter Communications Holdings LLC,
     Senior Discount Notes
     (Callable 04/01/04 @ $104.96)
     9.920%, 04/01/04 +                                    3,650,000         2,117,000
   Charter Communications Holdings LLC,
     Senior Notes
     (Callable 04/01/04 @ $104.31)
     8.625%, 04/01/09                                      2,600,000         1,722,500
   Coaxial Communications/Phoenix,
     Company Guaranteed Notes
     (Callable 08/15/03 @ $103.33)
     10.000%, 08/15/06                                     1,250,000         1,290,625

SEE NOTES TO FINANCIAL STATEMENTS.

                                                       PRINCIPAL
                                                         AMOUNT             VALUE
                                                     ---------------   ---------------
   CSC Holdings, Inc., Senior Notes
     7.250%, 07/15/08                                $       400,000   $       414,000
   CSC Holdings, Inc., Senior
     Subordinated Debentures
     (Callable 02/15/04 @ $103.60)
     9.875%, 02/15/13 ^                                    1,000,000         1,052,500
   CSC Holdings, Inc., Series B,
     Senior Notes
     7.625%, 04/01/11                                      1,500,000         1,586,250
   DIVA Systems Corp., Series B,
     Senior Discount Notes
     (Callable 03/01/04 @ $104.20)
     12.625%, 03/01/08 ~                                   1,750,000            61,250
   Insight Communications Company, Inc.,
     Senior Discount Notes
     (Callable 02/15/06 @ $106.12)
     12.250%, 02/15/06 +                                   2,000,000         1,585,000
   Insight Midwest/Insight Capital,
     Senior Notes
     (Callable 10/01/04 @ $104.88)
     9.750%, 10/01/09                                        200,000           215,500
   James Cable Partners LP, Series B,
     Senior Notes
     (Callable 08/15/03 @ $100.00)
     10.750%, 08/15/04 ~                                     850,000           450,500
   Mediacom LLC Capital Corp.,
     Senior Notes
     (Callable 01/15/06 @ $104.75)
     9.500%, 01/15/13 ^                                    2,000,000         2,160,000
                                                                       ---------------
                                                                            15,104,125
                                                                       ---------------
CAPITAL GOODS--0.3%
   International Wire Group, Inc.,
     Senior Subordinated Notes
     (Callable 06/01/03 @ $100.00)
     11.750%, 06/01/05                                     1,000,000           745,000
                                                                       ---------------
CHEMICALS--6.2%
   Applied Extrusion Technologies, Inc.,
     Series B, Company Guaranteed Notes
     (Callable 07/01/06 @ $105.38)
     10.750%, 07/01/11 ^                                   1,000,000           745,000
   Equistar Chemicals LP/ Equistar
     Funding Corp., Global Company
     Guaranteed Notes
     10.125%, 09/01/08                                     1,000,000         1,055,000
   Ferro Corp., Senior Notes
     9.125%, 01/01/09                                      1,000,000         1,124,409
   Huntsman International Holdings LLC,
     Senior Discount Notes
     (Callable 07/01/04 @ $106.69)
     0.000%, 12/31/09                                      9,445,000         3,730,775
   Lyondell Chemical Co., Global
     Company Guaranteed Notes
     (Callable 12/15/05 @ $104.75)
     9.500%, 12/15/08                                      1,400,000         1,435,000
   Millennium America, Inc., Global
     Company Guaranteed Notes
     9.250%, 06/15/08 ^                                      800,000           884,000
   Mississippi Chemical Corp., Bonds
     7.250%, 11/15/17                                      1,300,000           110,500
   Radnor Holdings Corp., Rule 144A,
     Senior Notes
     (Callable 03/15/07 @ $105.50)
     11.000%, 03/15/10 ++                                  1,000,000         1,005,000
   Resolution Performance Products LLC,
     Global Senior Subordinated Notes
     (Callable 11/15/05 @ $106.75)
     13.500%, 11/15/10                               $     1,000,000   $     1,077,500
   Terra Industries, Inc., Series B,
     Senior Notes
     (Callable 06/15/03 @ $100.00)
     10.500%, 06/15/05 ^                                   1,500,000         1,485,000
   United Industries Corp., Senior
     Subordinated Notes
     (Callable 04/01/04 @ $104.94)
     9.875%, 04/01/09                                        425,000           452,625
                                                                       ---------------
                                                                            13,104,809
                                                                       ---------------
COMPETITIVE LOCAL EXCHANGE CARRIER (CLEC)--1.6%
   Quest Corp., Notes
     5.625%, 11/15/08                                        900,000           841,500
   RCN Corp., Senior Discount Notes
     (Callable 10/15/03 @ $103.71)
     11.125%, 10/15/07 +, ^                                6,235,000         2,244,600
   RCN Corp., Senior Notes
     (Callable 10/15/03 @ $103.33)
     10.000%, 10/15/07                                     1,000,000           335,000
                                                                       ---------------
                                                                             3,421,100
                                                                       ---------------
CONGLOMERATE/DIVERSIFIED MANUFACTURING--0.7%
   Amtrol, Inc., Senior Subordinated Notes
     (Callable 12/31/03 @ $100.00)
     10.625%, 12/31/06                                       450,000           234,000
   Jordan Industries, Inc., Series D,
     Senior Notes
     (Callable 08/01/03 @ $102.59)
     10.375%, 08/01/07                                     3,425,000         1,301,500
                                                                       ---------------
                                                                             1,535,500
                                                                       ---------------
CONSUMER PRODUCTS/TOBACCO--3.5%
   American Greetings Corp., Global
     Senior Subordinated Notes
     (Callable 07/15/05 @ $105.88)
     11.750%, 07/15/08 ^                                   1,000,000         1,150,000
   Diamond Brands Operating Corp.,
     Company Guaranteed Notes
     (Callable 04/15/04 @ $103.38)
     10.125%, 04/15/08 ~                                   3,097,000               310
   General Binding Corp.,
     Company Guaranteed Notes
     (Callable 06/01/03 @ $104.69)
     9.375%, 06/01/08                                        400,000           384,000
   Packaged Ice, Inc., Series B,
     Company Guaranteed Notes
     (Callable 02/01/04 @ $100.00)
     9.750%, 02/01/05 ^                                    1,000,000           965,000
   PCA LLC/PCA Finance Corp.,
     Global Senior Notes
     11.875%, 08/01/09                                     1,000,000         1,060,000
   Revlon Consumer Products Corp.,
     Global Company Guaranteed Notes
     12.000%, 12/01/05 ^                                   1,750,000         1,662,500
   Samsonite Corp., Senior
     Subordinated Notes
     (Callable 06/15/03 @ $105.38)
     10.750%, 06/15/08                                     1,138,000         1,081,100
   Scotts Co., Company Guaranteed Notes
     (Callable 01/15/04 @ $104.31)
     8.625%, 01/15/09                                      1,000,000         1,065,000

                                                       PRINCIPAL
                                                         AMOUNT             VALUE
                                                     ---------------   ---------------
   Styling Technology Corp.,
     Company Guaranteed Notes
     (Callable 07/01/03 @ $105.44)
     10.875%, 07/01/08 ~                             $     1,500,000   $        90,000
                                                                       ---------------
                                                                             7,457,910
                                                                       ---------------
CONTAINERS--2.1%
   Berry Plastics Corp., Global Company
     Guaranteed Notes
     (Callable 07/15/07 @ $105.38)
     10.750%, 07/15/12                                     1,100,000         1,204,500
   Constar International, Inc.,
     Senior Subordinated Notes
     (Callable 12/01/07 @ $105.50)
     11.000%, 12/01/12                                       750,000           791,250
   Owens Brockway Glass Containers,
     Rule 144A, Senior Notes
     (Callable 05/15/08 @ $104.12)
     8.250%, 05/15/13 ++                                     750,000           750,000
   Owens-Brockway Glass Containers,
     Global Company Guaranteed Notes
     (Callable 02/15/06 @ $104.44)
     8.875%, 02/15/09                                      1,000,000         1,077,500
   Pliant Corp., Company Guaranteed Notes
     (Callable 06/01/05 @ $106.50)
     13.000%, 06/01/10                                       250,000           232,500
   Tekni-Plex, Inc., Series B, Company
     Guaranteed Notes
     (Callable 06/15/05 @ $106.38)
     12.750%, 06/15/10                                       500,000           491,250
                                                                       ---------------
                                                                             4,547,000
                                                                       ---------------
DIVERSIFIED TELECOMMUNICATIONS--1.0%
   Gray Television, Inc., Global Company
     Guaranteed Notes
     (Callable 12/15/06 @ $104.62)
     9.250%, 12/15/11                                      1,000,000         1,105,000
   Primus Telecommunications Group, Inc.,
     Senior Notes
     (Callable 01/15/04 @ $105.62)
     11.250%, 01/15/09                                     1,097,000           937,935
                                                                       ---------------
                                                                             2,042,935
                                                                       ---------------
ELECTRONICS/INFORMATION/DATA TECHNOLOGY--0.1%
   Ampex Corp., Secured Notes
     (Callable 05/28/03 @ $100.00)
     12.000%, 08/15/08                                     1,678,508           251,776
                                                                       ---------------
ENERGY - OTHER --2.3%
   Amerigas Partners LP Eagle Finance
     Corp., Series B, Global Senior Notes
     (Callable 05/20/06 @ $104.44)
     8.875%, 05/20/11                                      1,110,000         1,204,350
   El Paso Corp., Senior Notes
     7.000%, 05/15/11 ^                                      800,000           700,000
   Trico Marine Services, Inc.,
     Global Company Guaranteed Notes
     (Callable 05/15/07 @ $104.44)
     8.875%, 05/15/12 ^                                    1,500,000         1,320,000
   Williams Companies, Inc., Global Notes
     9.250%, 03/15/04                                      1,250,000         1,265,625
   Williams Companies, Inc., Notes
     6.500%, 12/01/08                                        500,000           467,500
                                                                       ---------------
                                                                             4,957,475
                                                                       ---------------
ENVIRONMENTAL SERVICES--2.5%
   Allied Waste North America, Inc., Series B,
     Company Guaranteed Notes
     (Callable 08/01/04 @ $105.00)
     10.000%, 08/01/09 ^                             $     3,400,000   $     3,650,750
   IMC Global, Inc., Rule 144A,
     Company Guaranteed Notes
     (Callable 06/01/06 @ 105.62)
     11.250%, 06/01/11 ++                                  1,450,000         1,653,000
                                                                       ---------------
                                                                             5,303,750
                                                                       ---------------
FINANCE--2.0%
   Asat Finance LLC, Company
     Guaranteed Notes
     (Callable 11/01/03 @ $106.25)
     12.500%, 11/01/06                                     2,925,000         2,354,625
   Ocwen Financial Corp., Notes
     11.875%, 10/01/03                                     1,795,000         1,830,900
                                                                       ---------------
                                                                             4,185,525
                                                                       ---------------
FOOD PROCESSORS/BEVERAGE/BOTTLING--3.9%
   Archibald Candy Corp., Company
     Guaranteed Notes
     (Callable 05/28/03 @ $100.00)
     10.000%, 11/01/07 ~                                     258,455           232,609
   Aurora Foods, Inc., Series B, Senior
     Subordinated Notes
     (Callable 07/01/03 @ $106.38)
     8.750%, 07/01/08 ^                                    1,500,000           667,500
   B&G Foods, Inc., Series D, Global
     Company Guaranteed Notes
     (Callable 08/01/03 @ $103.21)
     9.625%, 08/01/07                                        300,000           310,875
   Curtice Burns Food, Inc., Company
     Guaranteed Notes
     (Callable 11/01/03 @ $105.94)
     11.875%, 11/01/08 ^                                   1,000,000         1,087,500
   Fleming Companies, Inc., Series D,
     Global Company Guaranteed Notes
     (Callable 07/31/03 @ $103.54)
     10.625%, 07/31/07 ~, ^                                3,870,000            38,700
   Land O' Lakes, Inc., Global Senior
     Notes
     (Callable 11/15/06 @ $104.38)
     8.750%, 11/15/11 ^                                    1,150,000           741,750
   Luigino's, Inc., Senior Subordinated
     Notes
     (Callable 02/01/04 @ $102.50)
     10.000%, 02/01/06                                     3,800,000         3,952,000
   Roundy's, Inc., Series B, Global
     Company Guaranteed Notes
     (Callable 06/15/07 @ $104.44)
     8.875%, 06/15/12 ^                                      500,000           517,500
   Swift & Company, Rule 144A,
     Senior Subordinated Notes
     (Callable 10/01/06 @ $106.25)
     12.500%, 01/01/10 ++                                    850,000           862,750
                                                                       ---------------
                                                                             8,411,184
                                                                       ---------------
GAMING--13.2%
   Ameristar Casinos, Inc., Global
     Company Guaranteed Notes
     (Callable 02/15/06 @ $105.38)
     10.750%, 02/15/09                                     1,500,000         1,687,500

SEE NOTES TO FINANCIAL STATEMENTS.

                                                       PRINCIPAL
                                                         AMOUNT             VALUE
                                                     ---------------   ---------------
   Argosy Gaming Co., Company
     Guaranteed Notes
     (Callable 06/01/04 @ $105.38)
     10.750%, 06/01/09                               $     3,000,000   $     3,330,000
   Aztar Corp., Global Senior
     Subordinated Notes
     (Callable 08/15/06 @ $104.50)
     9.000%, 08/15/11 ^                                    1,350,000         1,434,375
   Boyd Gaming Corp., Global
     Company Guaranteed Notes
     (Callable 08/01/05 @ $104.62)
     9.250%, 08/01/09                                      1,200,000         1,329,000
   Chukchansi Economic Development
     Authority, Rule 144A, Senior Notes
     (Callable 10/01/06 @ $113.00)
     14.500%, 06/15/09 ++                                  2,000,000         2,105,000
   Circus Circus & Eldorado, Global
     First Mortgage
     (Callable 03/01/07 @ $105.06)
     10.125%, 03/01/12                                     1,000,000           967,500
   Hard Rock Hotel, Inc., Series B,
     Senior Subordinated Notes
     (Callable 04/01/04 @ $100.00)
     9.250%, 04/01/05                                      2,145,000         2,198,625
   Hollywood Casino Corp., Company
     Guaranteed Notes
     (Callable 05/01/03 @ $107.00)
     11.250%, 05/01/07                                     2,252,000         2,409,640
   Hollywood Casino Corp., Company
     Guaranteed Notes
     (Callable 08/01/03 @ $106.50)
     13.000%, 08/01/06 #                                   2,000,000         1,580,000
   Isle of Capri Casinos, Inc.,
     Company Guaranteed Notes
     (Callable 04/15/04 @ $104.38)
     8.750%, 04/15/09                                        550,000           581,625
   Majestic Investor Holdings,
     Company Guaranteed Notes
     (Callable 11/30/05 @ $105.83)
     11.653%, 11/30/07                                     2,490,000         2,452,650
   Mohegan Tribal Gaming, Global
     Senior Subordinated Notes
     (Callable 07/01/06 @ $104.19)
     8.375%, 07/01/11 ^                                    1,000,000         1,070,000
   MTR Gaming Group, Inc., Rule 144A,
     Company Guaranteed Notes
     (Callable 04/01/07 @ $104.88)
     9.750%, 04/01/10 ++                                     250,000           261,250
   Old Evangeline Downs LLC, Rule 144A
     (Callable 03/01/07 @ $106.50)
     13.000%, 03/01/10 ++                                  1,000,000         1,015,000
   Peninsula Gaming LLC, Series B,
     Company Guaranteed Notes
     (Callable 07/01/03 @ $108.00)
     12.250%, 07/01/06                                       594,000           620,730
   Penn National Gaming, Inc., Series B,
     Global Company Guaranteed Notes
     (Callable 03/01/05 @ $105.56)
     11.125%, 03/01/08                                     1,250,000         1,384,375
   Riviera Holdings Corp., Global
     Company Guaranteed Notes
     (Callable 06/15/06 @ 105.50)
     11.000%, 06/15/10                                     1,110,000         1,048,950
   Station Casinos, Inc., Global Senior
     Notes
     (Callable 02/15/05 @ $103.33)
     8.375%, 02/15/08                                        250,000           269,375
   Windsor Woodmont Black Hawk,
     Series B, First Mortgage
     (Callable 03/15/04 @ $104.33)
     13.000%, 03/15/05 ~                             $     2,456,000   $     1,682,360
   Wynn Las Vegas LLC, Second
     Mortgage Note
     (Callable 11/01/06 @ $112.00)
     12.000%, 11/01/10 ^                                     650,000           706,875
                                                                       ---------------
                                                                            28,134,830
                                                                       ---------------
HEALTHCARE FACILITIES/SUPPLIES--7.7%
   ALARIS Medical, Inc., Senior
     Discount Notes
     (Callable 08/01/03 @ $105.56)
     11.125%, 08/01/08 +, ^                                5,088,000         5,316,960
   DaVita, Inc., Rule 144A
     (Callable 11/15/03 @ $103.50)
     7.000%, 05/15/09 ++, ^                                3,000,000         3,078,750
   Extendicare Health Services, Inc.,
     Company Guaranteed Notes
     (Callable 12/15/03 @ $103.12)
     9.350%, 12/15/07                                      1,000,000           815,000
   Fisher Scientific International, Inc.,
     Global Senior Subordinated Notes
     (Callable 05/01/07 @ $104.06)
     8.125%, 05/01/12                                      1,000,000         1,080,000
   Kinetic Concepts, Inc., Series B,
     Company Guaranteed Notes
     (Callable 11/01/03 @ $103.21)
     9.625%, 11/01/07 ^                                    3,000,000         3,142,500
   Magellan Health Services, Inc.,
     Rule 144A, Senior Notes
     (Callable 11/15/05 @ $104.69)
     9.375%, 11/15/07 ++, ~                                  950,000           859,750
   Magellan Health Services, Inc.,
     Senior Subordinated Notes
     (Callable 02/15/04 @ $103.00)
     9.000%, 02/15/08 ~                                    1,150,000           310,500
   Medquest, Inc., Series B, Global
     Company Guaranteed Notes
     (Callable 08/15/07 @ $105.94)
     11.875%, 08/15/12 ^                                   1,000,000           930,000
   Senior Housing Properties Trust,
     Senior Notes
     8.625%, 01/15/12                                        800,000           848,000
                                                                       ---------------
                                                                            16,381,460
                                                                       ---------------
HOME BUILDERS--2.3%
   KB Home, Senior Subordinated Notes
     8.625%, 12/15/08                                        850,000           922,250
   KB Home, Senior Subordinated Notes
     (Callable 02/15/06 @ $104.75)
     9.500%, 02/15/11                                      1,000,000         1,107,500
   Toll Corp., Senior Subordinated Notes
     (Callable 12/01/06 @ $104.12)
     8.250%, 12/01/11 ^                                      700,000           757,750
   WCI Communities, Inc., Global
     Company Guaranteed Notes
     (Callable 05/01/07 @ $104.56)
     9.125%, 05/01/12                                      1,000,000         1,015,000
   William Lyon Homes, Inc., Company
     Guaranteed Notes
     (Callable 04/01/08 @ $105.38)
     10.750%, 04/01/13                                     1,000,000         1,030,000
                                                                       ---------------
                                                                             4,832,500
                                                                       ---------------

SEE NOTES TO FINANCIAL STATEMENTS.

                                                       PRINCIPAL
                                                         AMOUNT             VALUE
                                                     ---------------   ---------------
INDUSTRIAL--1.7%
   Actuant Corp., Company Guaranteed
     Notes
     (Callable 05/01/07 @ $102.17)
     13.000%, 05/01/09 ^                             $     1,868,000   $     2,194,900
   GSI Group, Inc., Company
     Guaranteed Notes
     (Callable 11/01/03 @ $103.46)
     10.250%, 11/01/07                                     1,100,000           809,875
   International Utility Structures, Inc.,
     Yankee Senior Subordinated Notes
     (Callable 02/01/04 @ $103.58)
     10.750%, 02/01/08                                     1,020,500           556,173
                                                                       ---------------
                                                                             3,560,948
                                                                       ---------------
LEISURE--4.9%
   AMC Entertainment, Inc.,
     Senior Subordinated Notes
     (Callable 03/15/04 @ $102.38)
     9.500%, 03/15/09                                      4,850,000         5,044,000
   Bluegreen Corp., Series B,
     Company Guaranteed Notes
     (Callable 04/01/04 @ $103.50)
     10.500%, 04/01/08 ^                                   1,000,000           905,000
   Booth Creek Ski Holdings, Inc.,
     Series B, Company Guaranteed
     (Callable 03/15/04 @ $102.08)
     12.500%, 03/15/07                                     1,150,000         1,132,750
   Cinemark USA, Inc., Rule 144A,
     Senior Subordinated Notes
     (Callable 02/01/08 @ $104.50)
     9.000%, 02/01/13 ++                                     250,000           271,250
   Icon Health & Fitness, Inc., Global
     Company Guaranteed Notes
     (Callable 04/01/07 @ 105.62)
     11.250%, 04/01/12 ^                                   1,000,000         1,045,000
   Regal Cinemas, Inc., Series B, Global
     Company Guaranteed Notes
     (Callable 02/01/07 @ $104.69)
     9.375%, 02/01/12                                      1,100,000         1,215,500
   Six Flags, Inc., Global Senior Notes
     (Callable 02/01/06 @ $104.44)
     8.875%, 02/01/10 ^                                      850,000           854,250
                                                                       ---------------
                                                                            10,467,750
                                                                       ---------------
LODGING--2.0%
   Extended Stay America, Inc., Senior
     Subordinated Notes
     (Callable 03/15/04 @ $103.05)
     9.150%, 03/15/08                                      2,750,000         2,794,688
   Host Marriott Corp., Series A,
     Company Guaranteed Notes
     (Callable 08/01/03 @ $102.63)
     7.875%, 08/01/05                                        500,000           507,500
   John Q. Hammons Hotels, Series B,
     Global Notes, First Mortgage
     (Callable 05/15/07 @ $104.44)
     8.875%, 05/15/12                                        890,000           925,600
                                                                       ---------------
                                                                             4,227,788
                                                                       ---------------
METALS & MINING--3.1%
   AK Steel Corp., Global Company
     Guaranteed Notes
     (Callable 06/15/07 @ $103.88)
     7.750%, 06/15/12 ^                                      800,000           703,000
   Great Lakes Carbon Corp., Series B,
     Company Guaranteed Notes
     (Callable 05/15/03 @ $105.13)
     11.750%, 05/15/08                               $     4,210,000   $     3,473,250
   Metallurg, Inc., Series B, Company
     Guaranteed Notes
     (Callable 12/01/03 @ $103.67)
     11.000%, 12/01/07                                       700,000           416,500
   Oregon Steel Mills Inc., Global
     Company Guaranteed Notes
     (Callable 07/15/06 @ 105.00)
     10.000%, 07/15/09 ^                                     500,000           477,500
   Ormet Corp., Rule 144A,
     Company Guaranteed Notes
     (Callable 08/15/03 @ $105.50)
     11.000%, 08/15/08 ++                                  1,035,000           367,425
   UCAR Finance, Inc., Global
     Company Guaranteed Notes
     (Callable 02/15/07 @ $105.12)
     10.250%, 02/15/12                                     1,000,000           940,000
   WCI Steel, Inc., Series B, Senior
     Secured Notes
     (Callable 12/01/03 @ $101.00)
     10.000%, 12/01/04                                       500,000           157,500
                                                                       ---------------
                                                                             6,535,175
                                                                       ---------------
OIL EQUIPMENT--1.2%
   Grey Wolf, Inc., Senior Notes
     (Callable 07/01/03 @ $102.96)
     8.875%, 07/01/07                                      1,500,000         1,554,375
   Grey Wolf, Inc., Series C, Company
     Guaranteed Notes
     (Callable 07/01/03 @ $102.96)
     8.875%, 07/01/07 ^                                    1,000,000         1,032,500
                                                                       ---------------
                                                                             2,586,875
                                                                       ---------------
PAPER & FOREST PRODUCTS--6.9%
   Appleton Papers, Inc., Series B,
     Global Company Guaranteed Notes
     (Callable 12/15/05 @ $106.25)
     12.500%, 12/15/08 ^                                   1,250,000         1,425,000
   Box USA Holdings, Series B,
     Senior Notes
     (Callable 06/01/03 @ $102.00)
     12.000%, 06/01/06                                     1,250,000         1,281,250
   Buckeye Technologies, Inc., Senior
     Subordinated Notes
     (Callable 12/15/03 @ $100.00)
     8.500%, 12/15/05 ^                                    1,000,000           990,000
   Caraustar Industries, Inc., Global
     Company Guaranteed Notes
     (Callable 04/01/06 @ $105.25)
     9.875%, 04/01/11                                        500,000           515,000
   Fonda Group, Inc., Series B, Senior
     Subordinated Notes
     (Callable 03/01/04 @ $101.58)
     9.500%, 03/01/07                                        700,000           353,500
   Georgia-Pacific Corp., Rule 144A,
     Senior Notes
     8.875%, 02/01/10 ++                                   1,200,000         1,299,000
   Georgia-Pacific Corp., Rule 144A,
     Senior Notes
     (Callable 02/01/08 @ 104.69)
     9.375%, 02/01/13 ++, ^                                1,300,000         1,436,500

SEE NOTES TO FINANCIAL STATEMENTS.

                                                       PRINCIPAL
                                                         AMOUNT             VALUE
                                                     ---------------   ---------------
   Packaging Corp. of America,
     Company Guaranteed Notes
     (Callable 04/01/04 @ $104.81)
     9.625%, 04/01/09                                $     3,700,000   $     4,033,000
   Riverwood International Corp.,
     Company Guaranteed Notes
     (Callable 04/01/04 @ $101.36)
     10.875%, 04/01/08 ^                                   3,300,000         3,423,750
                                                                       ---------------
                                                                            14,757,000
                                                                       ---------------
PHARMACEUTICALS--0.4%
   aaiPharma, Inc., Global Company
     Guaranteed Notes
     (Callable 04/01/06 @ 105.50)
     11.000%, 04/01/10                                       750,000           806,250
                                                                       ---------------
PUBLISHING--3.2%
   Houghton Mifflin Co., Rule 144A,
     Senior Notes
     (Callable 02/01/07 @ 104.12)
     8.250%, 02/01/11 ++                                     350,000           373,625
   Liberty Group Operating, Inc.,
     Company Guaranteed Notes
     (Callable 02/01/04 @ 103.13)
     9.375%, 02/01/08                                      2,700,000         2,693,250
   Liberty Group Publishing, Inc.,
     Debentures
     (Callable 02/01/04 @ $103.88)
     11.625%, 02/01/09 +                                   1,774,000         1,605,470
   Phoenix Color Corp., Company
     Guaranteed Notes
     (Callable 02/01/04 @ 105.19)
     10.375%, 02/01/09                                     2,267,000         2,051,635
                                                                       ---------------
                                                                             6,723,980
                                                                       ---------------
RESTAURANTS--2.1%
   American Restaurant Group, Inc.,
     Series D, Company Guaranteed Notes
     (Callable 11/01/04 @ $105.75)
     11.500%, 11/01/06                                     1,329,000           857,205
   Buffets, Inc., Global Senior
     Subordinated Notes
     (Callable 07/15/06 @ 105.62)
     11.250%, 07/15/10                                       850,000           837,250
   CKE Restaurants, Inc., Company
     Guaranteed Notes
     (Callable 05/01/04 @ $104.56)
     9.125%, 05/01/09                                        967,500           904,613
   Denny's Corp., Senior Notes
     (Callable 01/15/04 @ $103.75)
     11.250%, 01/15/08 ^                                   1,850,000         1,470,750
   Romacorp, Inc., Company
     Guaranteed Notes
     (Callable 07/01/03 @ $106.00)
     12.000%, 07/01/06                                       870,000           500,250
                                                                       ---------------
                                                                             4,570,068
                                                                       ---------------
RETAIL - FOOD & DRUG--1.4%
   Herbalife International, Inc., Global
     Company Guaranteed Notes
     (Callable 07/15/06 @ $105.88)
     11.750%, 07/15/10                                     1,000,000         1,115,000
   Pathmark Stores, Inc., Global
     Company Guaranteed Notes
     (Callable 02/01/07 @ $104.38)
     8.750%, 02/01/12 ^                                    1,100,000         1,111,000
   Stater Brothers Holdings, Inc.,
     Senior Notes
     (Callable 08/15/03 @ $105.38)
     10.750%, 08/15/06                               $       750,000   $       800,625
                                                                       ---------------
                                                                             3,026,625
                                                                       ---------------
RETAIL STORES--4.7%
   Big 5 Corp., Series B, Senior Notes
     (Callable 11/15/03 @ $103.65)
     10.875%, 11/15/07                                     2,822,000         2,973,682
   J. Crew Operating Corp., Senior
     Subordinated Notes
     (Callable 10/15/03 @ $103.46)
     10.375%, 10/15/07 ^                                   2,000,000         1,810,000
   Leslie's Poolmart, Senior Notes
     (Callable 07/15/03 @ $100.00)
     10.375%, 07/15/04                                     1,200,000         1,207,500
   Michaels Stores, Inc., Senior Notes
     (Callable 07/01/05 @ $104.62)
     9.250%, 07/01/09                                        900,000           981,000
   Office Depot, Inc., Global Senior
     Subordinated Notes
     10.000%, 07/15/08                                     1,000,000         1,165,000
   Pep Boys - Manny, Moe & Jack,
     Series MTNB, Notes
     6.920%, 07/07/06 ^                                    1,150,000         1,085,313
   United Auto Group, Inc., Global
     Company Guaranteed Notes
     (Callable 03/15/07 @ $104.81)
     9.625%, 03/15/12                                        750,000           795,000
                                                                       ---------------
                                                                            10,017,495
                                                                       ---------------
SATELLITE--4.4%
   EchoStar DBS Corp., Senior
     Notes
     (Callable 02/01/04 @ $104.69)
     9.375%, 02/01/09 ^                                    3,100,000         3,359,625
   PanAmSat Corp., Global Company
     Guaranteed Notes
     (Callable 02/01/07 @ $104.25)
     8.500%, 02/01/12 ^                                      500,000           543,750
   Pegasus Communications Corp.,
     Series B, Senior Notes
     (Callable 10/15/03 @ $100.00)
     9.625%, 10/15/05                                      4,000,000         3,700,000
   Pegasus Communications Corp.,
     Series B, Senior Notes
     (Callable 12/01/03 @ $103.25)
     9.750%, 12/01/06                                      2,000,000         1,850,000
                                                                       ---------------
                                                                             9,453,375
                                                                       ---------------
SECONDARY OIL & GAS PRODUCERS--6.9%
   Chesapeake Energy Corp., Global
     Company Guaranteed Notes
     (Callable 04/01/06 @ $104.06)
     8.125%, 04/01/11                                      2,290,000         2,484,650
   Continental Global Group, Inc.,
     Series B, Senior Notes
     (Callable 04/01/04 @ $101.83)
     11.000%, 04/01/07                                     2,000,000           922,500
   Continental Resources, Inc.,
     Company Guaranteed Notes
     (Callable 08/01/03 @ $105.12)
     10.250%, 08/01/08                                     1,200,000         1,194,000
   El Paso CGP Co., Notes
     6.375%, 02/01/09                                        500,000           422,500

SEE NOTES TO FINANCIAL STATEMENTS.

                                                       PRINCIPAL
                                                         AMOUNT             VALUE
                                                     ---------------   ---------------
   El Paso CGP Co., Notes
     7.750%, 06/15/10                                $       750,000   $       663,750
   Magnum Hunter Resources, Inc.,
     Global Company Guaranteed Notes
     (Callable 03/15/07 @ $104.80)
     9.600%, 03/15/12                                        750,000           813,750
   Mariner Energy LLC, Series B,
     Senior Subordinated Notes
     (Callable 08/01/03 @ $100.00)
     10.500%, 08/01/06                                     3,100,000         3,123,250
   Southwest Royalties, Inc.,
     Company Guaranteed Notes
     (Callable 06/02/03 @ $100.00)
     10.500%, 06/30/04 +                                   1,021,000         1,021,000
   Swift Energy Co., Senior
     Subordinated Notes
     (Callable 08/01/04 @ $105.12)
     10.250%, 08/01/09                                     2,000,000         2,140,000
   Wiser Oil Co., Company Guaranteed
     Notes
     (Callable 05/15/03 @ $103.17)
     9.500%, 05/15/07                                      2,297,000         2,009,875
                                                                       ---------------
                                                                            14,795,275
                                                                       ---------------
SERVICES--8.0%
   Diamond Triumph Auto Glass, Inc.,
     Company Guaranteed Notes
     (Callable 04/01/04 @ $103.08)
     9.250%, 04/01/08                                        400,000           322,000
   Great Lakes Dredge & Dock Corp.,
     Company Guaranteed Notes
     (Callable 08/15/03 @ $105.62)
     11.250%, 08/15/08                                     2,000,000         2,122,500
   IESI Corp., Global Company
     Guaranteed Notes
     (Callable 06/15/07 @ $105.12)
     10.250%, 06/15/12                                     1,500,000         1,560,000
   Iron Mountain, Inc., Company
     Guaranteed Notes
     (Callable 04/01/06 @ $104.31)
     8.625%, 04/01/13                                      1,000,000         1,095,000
   La Petite Academy, Inc., Series B,
     Company Guaranteed Notes
     (Callable 05/15/03 @ $105.00)
     10.000%, 05/15/08                                     1,650,000           973,500
   Muzak LLC/Muzak Finance Corp.,
     Company Guaranteed Notes
     (Callable 03/15/04 @ $104.94)
     9.875%, 03/15/09                                        450,000           420,750
   Neff Corp., Company Guaranteed
     Notes
     (Callable 06/01/03 @ $105.12)
     10.250%, 06/01/08                                     2,000,000         1,110,000
   Rent-A-Center, Inc., Series D,
     Global Company Guaranteed Notes
     (Callable 08/15/03 @ $105.50)
     11.000%, 08/15/08 ^                                   3,250,000         3,501,875
   Salton, Inc., Global Senior
     Subordinated Notes
     (Callable 04/15/05 @ $106.12)
     12.250%, 04/15/08 ^                                   1,200,000         1,254,000
   Standard Parking Corp., Company
     Guaranteed Notes
     (Callable 03/15/04 @ $103.08)
     9.250%, 03/15/08                                        700,000           248,500
   Volume Services America, Inc.,
     Company Guaranteed Notes
     (Callable 03/01/04 @ $105.62)
     11.250%, 03/01/09                               $     1,750,000   $     1,723,750
   Wesco Distribution, Inc., Global
     Company Guaranteed Notes
     (Callable 06/01/03 @ $104.56)
     9.125%, 06/01/08                                        550,000           497,750
   Worldwide Flight Services, Series B,
     Company Guaranteed Notes
     (Callable 08/15/03 @ $106.12)
     12.250%, 08/15/07                                     2,000,000         2,190,000
                                                                       ---------------
                                                                            17,019,625
                                                                       ---------------
TECHNOLOGY--2.4%
   AMI Semiconductor, Inc., Rule 144A,
     Senior Subordinated Notes
     (Callable 02/01/08 @ 105.38)
     10.750%, 02/01/13 ++                                    400,000           442,000
   Lucent Technologies, Inc., Notes
     5.500%, 11/15/08                                        800,000           682,000
   Lucent Technologies, Inc., Notes
     7.250%, 07/15/06 ^                                    1,000,000           955,000
   Sanmina-SCI Corp., Rule 144A,
     Secured Notes
     (Callable 01/15/07 @ 105.19)
     10.375%, 01/15/10 ++, ^                               1,000,000         1,145,000
   SCG Holding & Semiconductor Co.,
     Company Guaranteed Notes
     (Callable 08/01/04 @ $106.00)
     12.000%, 08/01/09                                     2,575,000         1,892,625
                                                                       ---------------
                                                                             5,116,625
                                                                       ---------------
TEXTILE/APPAREL/SHOE MANUFACTURING--1.7%
   BGF Industries, Inc., Series B, Senior
     Subordinated Notes
     (Callable 01/15/04 @ $105.25)
     10.250%, 01/15/09                                     3,347,000         1,556,355
   Levi Strauss & Co., Global Senior
     Notes
     (Callable 01/15/05 @ $105.81)
     11.625%, 01/15/08 ^                                     550,000           467,500
   Levi Strauss & Co., Rule 144A,
     Senior Notes
     (Callable 12/15/07 @ 106.12)
     12.250%, 12/15/12 ++                                  1,250,000         1,043,750
   USI American Holdings Inc.,
     Series B, Company Guaranteed Notes
     7.250%, 12/01/06                                        500,000           482,500
                                                                       ---------------
                                                                             3,550,105
                                                                       ---------------
TRANSPORTATION--1.4%
   North American Van Lines, Inc.,
     Global Company Guaranteed Notes
     (Callable 12/01/04 @ $106.69)
     13.375%, 12/01/09                                     2,000,000         2,150,000
   Ultrapetrol (Bahamas), Ltd., First
     Mortgage
     (Callable 04/01/04 @ $103.50)
     10.500%, 04/01/08                                       994,000           775,320
                                                                       ---------------
                                                                             2,925,320
                                                                       ---------------
UTILITIES--1.9%
   Calpine Corp., Senior Notes
     8.500%, 02/15/11                                      1,000,000           735,000
   CMS Energy Corp., Senior Notes
     8.900%, 07/15/08 ^                                    1,000,000         1,010,000

SEE NOTES TO FINANCIAL STATEMENTS.

                                                       PRINCIPAL
                                                         AMOUNT             VALUE
                                                     ---------------   ---------------
   Mirant Corp., Rule 144A, Senior Notes
     7.400%, 07/15/04 ++                             $     1,000,000   $       885,000
   Sierra Pacific Resources, Senior
     Unsecured Notes
     8.750%, 05/15/05                                      1,000,000           975,000
   TNP Enterprises, Inc., Series B,
     Senior Subordinated Notes
     (Callable 04/01/05 @ $105.12)
     10.250%, 04/01/10                                       350,000           357,000
                                                                       ---------------
                                                                             3,962,000
                                                                       ---------------
WIRELESS--6.8%
   American Cellular Corp., Global
     Company Guaranteed Notes
     (Callable 10/15/05 @ $104.75)
     9.500%, 10/15/09                                      1,550,000           410,750
   Crown Castle International Corp.,
     Senior Notes
     (Callable 08/01/04 @ $104.75)
     9.500%, 08/01/11 ^                                    1,500,000         1,477,500
   Nextel Communications, Inc., Global
     Senior Notes
     (Callable 02/01/06 @ $104.75)
     9.500%, 02/01/11 ^                                    1,050,000         1,152,375
   Nextel Partners, Inc., Senior Discount
     Notes
     (Callable 02/01/04 @ $107.00)
     14.000%, 02/01/04 +, ^                                  900,000           918,000
   Nextel Partners, Inc., Senior Notes
     (Callable 03/15/05 @ $105.50)
     11.000%, 03/15/10                                       750,000           791,250
   Rural Cellular Corp., Global Senior
     Subordinated Notes
     (Callable 01/15/06 @ $104.88)
     9.750%, 01/15/10                                        500,000           437,500
   TeleCorp PCS, Inc., Company
     Guaranteed Notes
     (Callable 04/15/04 @ $105.81)
     11.625%, 04/15/09 +                                   3,275,000         3,373,250
   Tritel PCS, Inc., Global Company
     Guaranteed Notes
     (Callable 01/15/06 @ $105.19)
     10.375%, 01/15/11                                       487,000           584,400
   Triton PCS, Inc., Company
     Guaranteed Notes
     (Callable 05/01/03 @ $105.50)
     11.000%, 05/01/08 +, ^                                5,250,000         5,289,375
                                                                       ---------------
                                                                            14,434,400
                                                                       ---------------
TOTAL CORPORATE BONDS
  (COST $306,586,293)                                                      283,137,119
                                                                       ---------------
FOREIGN CORPORATE BONDS--9.7%
BROADBAND--0.0%
   Ono Finance PLC, Subordinated
     Debentures (United Kingdom)
     0.000%, 05/31/09                                          5,980                60
                                                                       ---------------
BUILDING PRODUCTS--0.7%
   Ainsworth Lumber Company, Ltd.,
     Global Secured Notes
     (Callable 01/15/05 @ $106.94)
     (Canada)
     13.875%, 07/15/07                                     1,300,000         1,456,000
                                                                       ---------------
CHEMICALS--1.7%
   Acetex Corp., Global Senior Notes
     (Callable 08/01/05 @ $105.44)
     (Canada)
     10.875%, 08/01/09 ^                             $     1,000,000   $     1,105,000
   Avecia Group PLC, Global Company
     Guaranteed Notes
     (Callable 07/01/04 @ $105.50)
     (United Kingdom)
     11.000%, 07/01/09                                     2,700,000         2,470,500
                                                                       ---------------
                                                                             3,575,500
                                                                       ---------------
CONSUMER PRODUCTS/TOBACCO--0.5%
   Hockey Co. & Sports Maska, Inc.,
     Global Notes
     (Callable 04/15/06 @ $105.62)
     (Canada)
     11.250%, 04/15/09                                     1,000,000         1,097,500
                                                                       ---------------
CONTAINERS--0.6%
   Crown European Holdings SA,
     Rule 144A, Secured Notes
     (Callable 03/01/07 @ $104.75)
     (France)
     9.500%, 03/01/11 ++                                   1,250,000         1,337,500
                                                                       ---------------
DIVERSIFIED TELECOMMUNICATIONS--0.9%
   Filtronic PLC, Senior Notes
     (Callable 12/01/03 @ $102.50)
     (United Kingdom)
     10.000%, 12/01/05 ^                                   2,000,000         2,020,000
                                                                       ---------------
FOOD PROCESSORS/BEVERAGE/BOTTLING--0.6%
   Burns Phillip Capital Property, Ltd.,
     Rule 144A, Company Guaranteed Notes
     (Callable 07/15/07 @ $104.88)
     (Australia)
     9.750%, 07/15/12 ++                                   1,000,000         1,005,000
   Premier International Foods, Yankee
     Senior Notes
     (Callable 09/01/04 @ $106.00)
     (United Kingdom)
     12.000%, 09/01/09                                       250,000           276,250
                                                                       ---------------
                                                                             1,281,250
                                                                       ---------------
GAMING--0.4%
   Kerzner International, Ltd.,
     Global Company Guaranteed Notes
     (Callable 08/15/06 @ $104.44)
     (Bahamas)
     8.875%, 08/15/11                                        750,000           798,750
                                                                       ---------------
LEISURE--0.7%
   Imax Corp., Yankee Senior
     Unsecured Notes
     (Callable 12/01/03 @ $101.97)
     (Canada)
     7.875%, 12/01/05 ^                                    1,500,000         1,350,000
   Intrawest Corp., Global Company
     Guaranteed Notes
     (Callable 02/01/05 @ $105.25)
     (Canada)
     10.500%, 02/01/10                                       200,000           218,000
                                                                       ---------------
                                                                             1,568,000
                                                                       ---------------
OIL EQUIPMENT--1.6%
   Transocean, Inc., Global Notes
     (Cayman Island)
     9.500%, 12/15/08 ^                                    2,750,000         3,494,331
                                                                       ---------------

SEE NOTES TO FINANCIAL STATEMENTS.

                                                       PRINCIPAL
                                                         AMOUNT             VALUE
                                                     ---------------   ---------------
PAPER & FOREST PRODUCTS--0.8%
   MDP Acquisitions PLC, Rule 144A,
     Senior Notes
     (Callable 10/01/07 @ $104.81)
     (Ireland)
     9.625%, 10/01/12 ++                             $       750,000   $       817,500
   Tembec Industries, Inc., Rule 144A,
     Senior Notes
     (Callable 06/30/04 @ $104.31)
     (Canada)
     8.625%, 06/30/09 ++                                     750,000           783,750
                                                                       ---------------
                                                                             1,601,250
                                                                       ---------------
PUBLISHING--0.5%
   Hollinger, Inc., Rule 144A,
     Senior Secured Notes
     (Callable 03/01/07 @ $105.94)
     (Canada)
     11.875%, 03/01/11 ++                                  1,000,000         1,070,000
                                                                       ---------------
WIRELESS--0.7%
   Polska Telefonica Cyfrowa
     International Finance II SA, Yankee
     Company Guaranteed Notes
     (Callable 12/01/04 @ $105.62)
     (Luxembourg)
     11.250%, 12/01/09                                     1,250,000         1,400,000
                                                                       ---------------
TOTAL FOREIGN CORPORATE BONDS
   (COST $19,230,806)                                                       20,700,141
                                                                       ---------------

                                                         SHARES
                                                     ---------------
COMMON STOCKS--0.2%

AUTOMOBILE MANUFACTURING/VEHICLE PARTS--0.0%
   Cambridge Industries
     Liquidating Trust *                                     774,557             3,873
                                                                       ---------------
DIVERSIFIED TELECOMMUNICATIONS--0.1%
   Versatel Telecom
     International NV *                                      233,772           216,538
                                                                       ---------------
RETAIL - FOOD & DRUG--0.0%
   Archibald Candy Corp. *, !!                                 1,291            32,275
                                                                       ---------------
SECONDARY OIL & GAS PRODUCERS--0.1%
   Southwest Royalties, Inc. *, !!                            15,324           231,852
                                                                       ---------------
TOTAL COMMON STOCKS
   (COST $1,371,445)                                                           484,538
                                                                       ---------------

PREFERRED STOCK--0.0%

TECHNOLOGY--0.0%
   Viasystems Group, Inc. *
     (Cost $3,772,614)                                       274,548                 0
                                                                       ---------------

WARRANTS--0.0%

AIRLINES--0.0%
   Worldwide Flight Services, Rule 144A
     (expires 08/15/07) *, ++, !!                              4,000                40
                                                                       ---------------
BROADBAND--0.0%
   GT Group Telecom, Inc., Rule 144A
     (expires 02/01/10) *, ++                                  6,750             5,063
                                                                       ---------------

                                                         SHARES             VALUE
                                                     ---------------   ---------------
DIVERSIFIED TELECOMMUNICATIONS--0.0%
   Versatel Telecom International NV
     (expires 05/15/2008) *                                    3,000   $            30
                                                                       ---------------
FINANCE--0.0%
   Asat Finance LLC, Rule 144A
     (expires 11/01/06) *, ++                                  5,000             6,250
                                                                       ---------------
GAMING--0.0%
   Windsor Woodmont Black Hawk
     (expires 03/15/10) *                                        106                 0
                                                                       ---------------
RESTAURANTS--0.0%
   New World Restaurant Group, Inc.,
     (expires 06/15/06) *                                        103                 1
                                                                       ---------------
TOTAL WARRANTS
   (COST $530)                                                                  11,384
                                                                       ---------------

SHORT-TERM INVESTMENTS--14.1%
   Dreyfus Cash Management, Class A,
     Institutional shares, ^^                             15,000,000        15,000,000
   Dreyfus Cash Management Plus, Inc.,
     Institutional shares, ^^                             15,000,000        15,000,000
                                                                       ---------------
TOTAL SHORT-TERM INVESTMENTS
   (COST $30,000,000)                                                       30,000,000
                                                                       ---------------

                                                       PRINCIPAL
                                                         AMOUNT
                                                     ---------------
REPURCHASE AGREEMENTS--19.4%
   Bear Stearns & Co., 1.03%,
     Dated 4/30/03, due 5/1/03,
     proceeds at maturity $1,836,195
     (fully collaterized by U.S. Treasury
     Bonds, due 11/15/21. Market Value of
     collateral is $1,890,890) ^^                    $     1,836,195         1,836,195
   Bear Stearns & Co., 1.27%,
     Dated 4/30/03, due 5/1/03,
     proceeds at maturity $4,539,525
     (fully collaterized by U.S. Treasury
     Bonds, due 11/15/21. Market Value of
     collateral is $4,671,384) ^^                          4,539,525         4,539,525
   Bear Stearns & Co., 1.50%,
     Dated 4/30/03, due 5/1/03, proceeds
     at maturity $34,813,550 (fully
     collaterized by U.S. Treasury Bonds,
     due 11/15/21. Market Value of
     collateral is $35,824,858) ^^                        34,813,550        34,813,550
                                                                       ---------------
TOTAL REPURCHASE AGREEMENTS
   (COST $41,189,270)                                                       41,189,270
                                                                       ---------------
TOTAL INVESTMENTSAT VALUE--176.3%
   (COST $402,150,958)                                                     375,522,452
LIABILITIES IN EXCESS OF
   OTHER ASSETS--(76.3)%                                                  (162,464,104)
                                                                       ---------------
NET ASSETS--(100.0%)                                                   $   213,058,348
                                                                       ===============

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES:
++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2003, these securities amounted to $23,879,153 or 11.21% of net assets.
 + Step Bond--Coupon rate is low or zero for an initial period and then increases to a higher coupon rate thereafter.
 ~ Security in default.
 # Variable rate obligations--The interest rate shown is the rate as of April
   30, 2003.
 * Non-income producing security.
!! Not readily marketable; security is valued at fair value as determined in good faith by the Board of Trustees.
 ^ Security or portion thereof is out on loan.
^^ Represents security purchased with cash collateral received for securities on loan.

SEE NOTES TO FINANCIAL STATEMENTS.

CREDIT SUISSE HIGH YIELD BOND FUND--STATEMENT OF ASSETS AND LIABILITIES APRIL 30, 2003 (UNAUDITED)

ASSETS:
   Investments in securities at value, including collateral for
     securities on loan of $71,189,270 (Cost $402,150,958) (Notes 1 & 7)        $   375,522,452(1)
   Cash                                                                               4,539,525
   Interest receivable                                                                8,441,674
   Prepaid expenses and other assets                                                     70,452
                                                                                ---------------
         Total Assets                                                               388,574,103
                                                                                ---------------
LIABILITIES:
   Investment advisory fees (Note 2)                                                    247,757
   Administrative fees (Note 2)                                                          20,314
   Trustees' fees (Note 2)                                                               12,645
   Loan payable (Note 5)                                                            100,000,000
   Payable upon return of securities loaned (Note 7)                                 71,189,270
   Payable for investments purchased                                                  3,790,862
   Interest payable                                                                     126,521
   Other accrued expenses payable                                                       128,386
                                                                                ---------------
         Total Liabilities                                                          175,515,755
                                                                                ===============
NET ASSETS
   Applicable to 52,177,269 shares outstanding                                  $   213,058,348
                                                                                ===============
NET ASSETS CONSIST OF:
   Capital stock, $0.001 par value (Note 4)                                     $        52,177
   Paid-in capital (Note 4)                                                         476,233,935
   Distributions in excess of net investment income                                  (2,284,146)
   Accumulated net realized loss on investments                                    (234,315,112)
   Net unrealized depreciation from investments                                     (26,628,506)
                                                                                ---------------
         Net Assets                                                             $   213,058,348
                                                                                ===============
NET ASSET VALUE PER SHARE ($213,058,348 DIVIDED BY 52,177,269 )                 $          4.08
                                                                                ===============
MARKET PRICE PER SHARE                                                          $          4.81
                                                                                ===============

(1) Including $62,711,991 of securities on loan.

SEE NOTES TO FINANCIAL STATEMENTS.

CREDIT SUISSE HIGH YIELD BOND FUND--STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED)

INVESTMENT INCOME: (Note 1)
   Interest                                                                     $    17,021,966
   Securities Lending                                                                    98,267
                                                                                ---------------
         Total investment income                                                     17,120,233
                                                                                ===============
EXPENSES:
   Investment advisory fees (Note 2)                                                  1,410,714
   Administrative fees (Note 2)                                                          84,059
   Interest and leveraging fees                                                         881,619
   Legal fees                                                                            50,390
   Printing fees (Note 2)                                                                45,708
   Trustees' fees                                                                        25,539
   Audit fees                                                                            22,451
   Transfer agent fees                                                                   18,944
   Registration fees                                                                     14,497
   Custodian fees                                                                        14,184
   Amortization of organization costs                                                    12,770
   Insurance expense                                                                      7,030
   Miscellaneous expense                                                                  3,158
                                                                                ---------------
         Total expenses                                                               2,591,063
                                                                                ---------------
NET INVESTMENT INCOME                                                                14,529,170
                                                                                ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized loss on investments                                                  (5,693,347)
   Net change in unrealized appreciation (depreciation) on investments               36,257,713
                                                                                ---------------
   Net realized and unrealized gain on investments                                   30,564,366
                                                                                ---------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                      $    45,093,536
                                                                                ===============

SEE NOTES TO FINANCIAL STATEMENTS.

CREDIT SUISSE HIGH YIELD BOND FUND--STATEMENTS OF CHANGES IN NET ASSETS

                                                                              FOR THE SIX MONTHS
                                                                                    ENDED
                                                                                  04/30/2003        YEAR ENDED
                                                                                  (UNAUDITED)       10/31/2002
                                                                              ------------------  ---------------
OPERATIONS:
   Net investment income                                                        $    14,529,170   $    32,320,446
   Net realized loss on investments                                                  (5,693,347)      (75,223,745)
   Net change in unrealized appreciation (depreciation)
     on investments                                                                  36,257,713        34,775,558
                                                                                ---------------   ---------------
   Net increase (decrease) in net assets resulting
     from operations                                                                 45,093,536        (8,127,741)
                                                                                ---------------   ---------------
DIVIDENDS TO SHAREHOLDERS:
   From net investment income                                                       (16,521,933)      (35,310,754)
   Return of capital                                                                         --        (5,125,403)
                                                                                ---------------   ---------------
   Net decrease in net assets resulting from dividends                              (16,521,933)      (40,436,157)
                                                                                ---------------   ---------------
CAPITAL SHARE TRANSACTIONS: (Note 4)
   Reinvestment of dividends                                                          3,597,555        10,012,798
                                                                                ---------------   ---------------
   Net increase in net assets from capital share transactions                         3,597,555        10,012,798
                                                                                ---------------   ---------------
   Net increase (decrease) in net assets                                             32,169,158       (38,551,100)

NET ASSETS:
   Beginning of period                                                              180,889,190       219,440,290
                                                                                ---------------   ---------------
   End of period                                                                $   213,058,348   $   180,889,190
                                                                                ===============   ===============

SEE NOTES TO FINANCIAL STATEMENTS.

CREDIT SUISSE HIGH YIELD BOND FUND--STATEMENT OF CASH FLOWS   FOR THE SIX MONTHS
ENDED APRIL 30, 2003 (UNAUDITED)

CASH FLOWS FROM OPERATING ACTIVITIES:
   Interest and dividends received                                              $    14,105,787
   Operating expenses paid                                                           (2,621,226)
   Purchases of long-term securities                                                (48,832,302)
   Proceeds from sales of long-term securities                                       39,462,528
                                                                                ---------------
Net cash provided by operating activities                                                         $     2,114,787

CASH FLOWS FROM FINANCING ACTIVITIES:
   Proceeds from borrowings                                                          14,750,000
   Cash dividends paid                                                              (12,924,378)
                                                                                ---------------
Net cash provided by financing activities                                                               1,825,622
                                                                                                  ---------------
Net increase in cash                                                                                    3,940,409
Cash--beginning of period                                                                                 599,116
                                                                                                  ---------------
Cash--end of period                                                                               $     4,539,525
                                                                                                  ===============
RECONCILIATION OF NET INCREASE IN NET ASSETS
   FROM OPERATION TO NET CASH USED IN
   OPERATING ACTIVITIES:
Net increase in net assets resulting from operations                                              $    45,093,536

ADJUSTMENTS TO RECONCILE NET INCREASE IN NET ASSETS FROM
   OPERATIONS TO NET CASH USED IN OPERATING ACTIVITIES:
   Increase in dividends and interest receivable                                $      (296,810)
   Decrease in accrued expenses                                                          (6,707)
   Decrease in interest payable                                                         (22,255)
   Increase in prepaid expenses and other assets                                        (22,044)
   Increase in advisory fees payable                                                     20,843
   Net amortization of discount on investments                                       (2,717,636)
   Purchases of long-term securities                                                (48,832,302)
   Proceeds from sales of long-term securities                                       39,462,528
   Net change in unrealized appreciation on investments                             (36,257,713)
   Net realized loss on investments                                                   5,693,347
                                                                                ---------------
         Total adjustments                                                                            (42,978,749)
                                                                                                  ---------------
   Net cash provided by operating activities                                                      $     2,114,787
                                                                                                  ===============

SEE NOTES TO FINANCIAL STATEMENTS.

CREDIT SUISSE HIGH YIELD BOND FUND--FINANCIAL HIGHLIGHTS

The table below sets forth financial data for a share of beneficial interest outstanding throughout the periods presented. This information has been derived from the Fund's financial statements.

                                  FOR THE SIX
                                 MONTHS ENDED                                YEAR ENDED
                                   4/30/2003        ------------------------------------------------------------   PERIOD ENDED
                                  (UNAUDITED)        10/31/2002      10/31/2001      10/31/2000      10/31/1999    10/31/1998(1)
                                 ------------       ------------    ------------    ------------    ------------   -------------
Net asset value, beginning
   of period                     $       3.53       $       4.49    $       6.16    $       7.98    $       8.36   $       10.00
                                 ------------       ------------    ------------    ------------    ------------   -------------

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income                    0.28               0.65(2)         0.84            0.96(2)         0.98            0.24
Net realized and unrealized
   gain (loss) on investments            0.59              (0.80)          (1.63)          (1.80)          (0.38)          (1.62)
                                 ------------       ------------    ------------    ------------    ------------   -------------
      Total from investment
         operations                      0.87              (0.15)          (0.79)          (0.84)           0.60           (1.38)
                                 ------------       ------------    ------------    ------------    ------------   -------------

LESS DIVIDENDS
   From net investment income           (0.32)             (0.71)          (0.86)          (0.98)          (0.98)          (0.24)
   Return of capital                       --              (0.10)          (0.02)             --              --              --
                                 ------------       ------------    ------------    ------------    ------------   -------------
      Total dividends to
         shareholders                   (0.32)             (0.81)          (0.88)          (0.98)          (0.98)          (0.24)
Offering costs charged to
   paid-in-capital                         --                 --              --              --            0.00(3)        (0.02)
                                 ------------       ------------    ------------    ------------    ------------   -------------
Net asset value, end of period   $       4.08       $       3.53    $       4.49    $       6.16    $       7.98   $        8.36
                                 ============       ============    ============    ============    ============   =============
Market value, end of period      $       4.81       $       4.10    $       5.07    $       6.19    $       8.06   $        9.56
                                 ============       ============    ============    ============    ============   =============
Total return (market value)(4)          27.57%             (2.15)%         (3.21)%        (12.15)%         (5.71)%         (1.74)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period
      (000s omitted)             $    213,058       $    180,889    $    219,440    $    286,838    $    358,679   $     359,956
   Average debt per share        $       1.72       $       1.99    $       2.49    $       3.47    $       3.18   $        1.02
   Ratio of operating expenses
      to average net assets              2.67%(5)           2.91%           4.29%           4.81%           3.62%           1.81%(5)
   Ratio of operating expense
      to average net assets,
      excluding interest and
      leveraging expenses                1.76%(5)           1.78%           1.73%           1.61%           1.53%           1.16%(5)
   Ratio of net investment
      income to average
      net assets                        14.97%(5)          15.17%          15.22%          12.90%          11.24%          10.48%(5)
   Portfolio turnover rate              14.24%             33.22%          46.11%          31.29%          60.23%          15.26%

(1) The Fund commenced operations on July 28, 1998.
(2) Based on average shares outstanding.
(3) Amount rounds to less than $0.01.
(4) Total return is based on the change in market price of a share during the period and assumes reinvestment of dividends and distributions at actual prices pursant to the Fund's Dividend Reinvestment Plan. Total return based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total return for periods of less than one year are not annualized.
(5) Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

CREDIT SUISSE HIGH YIELD BOND FUND--NOTES TO FINANCIAL STATEMENTS APRIL 30, 2003 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

     Credit Suisse High Yield Bond Fund (the "Fund") is a business trust organized under the laws of the State of Delaware on April 30, 1998. The Fund is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, closed-end management investment company. The Fund's shares trade on the New York Stock Exchange under the ticker symbol DHY. The Fund's primary objective is to seek high current income. The following is a summary of significant accounting policies consistently followed by the Fund in its operations and in connection with the preparation of its financial statements.

     PORTFOLIO VALUATION: Fixed-income securities (other than short-term obligations, but including listed issues) are valued based on prices obtained by one or more independent pricing services approved by the Board of Trustees. Pricing services use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments.

     Securities (other than fixed-income securities) for which the principal market is one or more securities exchanges are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded. If a securities exchange is not the principal market for a security, such security will, if market quotations are readily available, be valued at the closing bid price in the over-the-counter market (or the last sale price in the case of securities reported on the NASDAQ national market system for which any sales occurred during the day). Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees under procedures established by the Board of Trustees in the absence of readily ascertainable market values. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless the Board determines that using this method would not reflect an investment's fair value.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is earned on the accrual basis. Accretion of discount and amortization of premium is recognized using effective interest method.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund declares and pays dividends on a monthly basis. Each dividend is recorded on the ex-dividend date. Capital gains, if any, net of capital losses, are distributed annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP"). These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

     The Fund's dividend policy is to distribute substantially all of its net investment income to its shareholders on a monthly basis. However, in order to provide shareholders with a more consistent yield to the current trading price of shares of Common Stock of the Fund, the Fund may at times pay out less than the entire amount of net investment income earned in any particular month and may at times in any month pay out such accumulated but undistributed income in addition to net investment income earned in that month. As a result, the dividends paid by the Fund for any particular month may be more or less than the amount of net investment income earned by the Fund during such month.

     FEDERAL INCOME TAXES: No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

     CASH FLOW INFORMATION: Cash, as used in the Statement of Cash Flows, is the amount reported in the Statement of Assets and Liabilities. The Fund invests in securities and distributes dividends from net investment income and net realized gains, if any (which are either paid in cash or reinvested at the discretion of shareholders). These activities are reported in the Statement of Changes in Net Assets. Information on cash payments is presented in the Statement of Cash Flows. Accounting practices that do not affect reporting activities on a cash basis include unrealized gain or loss on investment securities and accretion or amortization income recognized on investment securities.

     USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY FEE, ADMINISTRATION FEE AND OTHER RELATED PARTY TRANSACTIONS

     The Fund has entered into an Investment Advisory Agreement (the "Advisory Agreement") with Credit Suisse Asset Management, LLC ("CSAM"). The Advisory Agreement provides for a fee at the annual rate of 1% of the average weekly value of the Fund's total assets minus the sum of liabilities (other than aggregate indebtedness constituting leverage). Under the Advisory Agreement with the Fund, CSAM provides investment advisory services and order placement facilities for the Fund and pays all compensation of Trustees of the Fund who are affiliated persons of CSAM. For the six months ended April 30, 2003, investment advisory fees earned were $1,410,714.

     State Street Bank and Trust Company ("SSB") serves as Accounting and Administrative Agent for the Fund. For its administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee structure calculated in total for all the Credit Suisse Funds/Portfolios administered by SSB and allocated based upon relative average net assets of each fund/portfolio.

         AVERAGE DAILY NET ASSETS                                ANNUAL RATE
         ------------------------                                -----------
         First $5 billion                            .050% of average daily net assets
         Next $5 billion                             .035% of average daily net assets
         Over $10 billion                            .020% of average daily net assets

For the six months ended April 30, 2003, administrative service fees earned by SSB (including out-of-pocket expenses) were $84,059.

     The Fund pays each Trustee not affiliated with CSAM $1,000 per regular quarterly board meeting attended and an annual retainer fee of $12,500. In addition, the Fund reimburses each Trustee for travel and out-of-pocket expenses relating to his attendance at such meetings.

     Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Fund to provide certain financial printing services. For the six months ended April 30, 2003, Merrill was paid $19,475 for its services to the Fund.

3. INVESTMENTS

     Cost of purchases and proceeds from sales of investment securities, excluding short-term investments, during the six months ended April 30, 2003, amounted to $52,521,158 and $39,462,528, respectively.

     At April 30, 2003, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation (depreciation) from investments were $402,150,958, $17,179,847, $(43,808,353) and $(26,628,506), respectively.

4. FUND SHARES

     The Fund has one class of shares of beneficial interest, par value $0.001 per share; an unlimited number of shares are authorized. Transactions in shares of beneficial interest were as follows:

                                                                    FOR THE SIX MONTHS
                                                                          ENDED
                                                                      APRIL 30, 2003     FOR THE YEAR ENDED
                                                                       (UNAUDITED)        OCTOBER 31, 2002
                                                                    ------------------   ------------------
Shares issued through reinvestment of dividends                           951,479             2,362,917
                                                                          =======             =========

5. NOTES PAYABLE

     The Fund has a $150 million line of credit provided by Citibank North America, Inc., under a Revolving Credit and Security Agreement (the "Agreement") dated April 12, 2002, primarily to leverage its investment portfolio. Under this Agreement, the Fund may borrow the lesser of $150 million or 33 1/3% of its gross assets. Interest is payable at the Bank's Base Rate plus a commission of 0.05%. The Fund is charged a structuring fee of $19,000 per quarter until July 2003, a program fee of 0.20% of the average daily amount leveraged, an administration fee of 0.02% of the average daily amount leveraged and a liquidity fee of 0.13% of the maximum borrowing limit (currently $150 million). The Agreement requires, among other provisions, that the percentage obtained by dividing total indebtedness for money borrowed by total assets of the Fund shall not exceed 33 1/3%. At April 30, 2003 the Fund had loans outstanding under the Agreement. During the six months ended April 30, 2003, the Fund had borrowings under the Agreement as follows:

              AVERAGE DAILY             WEIGHTED AVERAGE               MAXIMUM DAILY
              LOAN BALANCE                INTEREST RATE              LOAN OUTSTANDING
              -------------             ----------------             ----------------
              $  88,719,613                  1.431%                   $  100,000,000

6. CONCENTRATION OF RISK

     The Fund invests in securities offering high current income, which generally will be in the lower rating categories of recognized ratings agencies (commonly known as "junk bonds").

     These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities. The Fund's use of leverage also increases exposure to capital risk.

7. SECURITIES LENDING

     The Fund loaned securities during the six months ended April 30, 2003 to certain brokers, with the Fund's custodian acting as lending agent. Upon such loans, the Fund receives collateral, which is maintained by the custodian and earns income, in the form of negotiated lender's fees. On a daily basis, the Fund monitors the market value of securities loaned and maintains collateral against the securities loaned in an amount not less than the value of the securities loaned. The Fund may receive collateral in the form of cash or other eligible securities. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to changes in the value of the collateral or the loaned securities. Cash collateral received by the Fund in connection with securities lending activity is invested in Repurchase Agreements with Bear Stearns & Co. and also invested in the Dreyfus Cash Management Fund and Dreyfus Cash Management Plus, Inc.

     The market value of securities on loan to brokers and the value of collateral held by the Fund with respect to such loans at April 30, 2003 was as follows:

              MARKET VALUE OF                VALUE OF
             SECURITIES LOANED          COLLATERAL RECEIVED
             -----------------          -------------------
               $  62,711,991               $  71,189,270

CREDIT SUISSE HIGH YIELD BOND FUND--SHAREHOLDER MEETING RESULTS(UNAUDITED)

     On February 20, 2003, the Annual Meeting of Shareholders of Credit Suisse High Yield Bond Fund ("the Fund") was held and the following matter was approved:

     (1) To elect one Trustee to the Board of Trustees of the Fund.

                NAME OF TRUSTEE             FOR          WITHHELD
                ---------------             ---          --------
             James S. Pasman, Jr.       47,308,215        851,473

     In addition to the Trustee elected at the meeting, Enrique R. Arzac and Lawrence J. Fox continued as Trustees of the Fund.

     Effective February 13, 2003, Laurence R. Smith resigned as Chairman of the Fund and Joseph D. Gallagher was elected as Chairman of the Fund. Effective March 1, 2003, Mr. Smith resigned his position as the Fund's Chief Executive Officer and Mr. Gallagher became the Fund's Chief Executive Officer.

CREDIT SUISSE HIGH YIELD BOND FUND--ADDITIONAL INFORMATION (UNAUDITED)

DIVIDEND REINVESTMENT PLAN

     Referenced below are policies related to the Fund's Automatic Dividend Reinvestment Plan (the "Plan"). These policies apply to shareholders whose shares are registered directly with the Fund in their own name. Shareholders whose shares are purchased through a broker-dealer or nominee should contact such broker-dealer or nominee regarding questions related to the reinvestment of the Fund's dividends.

     Pursuant to the Fund's Plan, unless a shareholder otherwise elects, all dividends and capital gain distributions will be automatically reinvested by PFPC, Inc. as agent for Shareholders in administering the Plan (the "Plan Agent"), in additional shares of the Fund. Shareholders who elect not to participate in the Plan will receive all dividends and other distributions in cash paid by check mailed directly to the shareholder of record (or, if the shares are held in street or other nominee name, then to such nominee) by PFPC, Inc. as the Dividend Disbursing Agent. Such participants may elect not to participate in the Plan and to receive all dividends and capital gain distributions in cash by sending written instructions to PFPC, Inc. as the Dividend Disbursing Agent, at the address set forth below. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by written notice if received by the Plan Agent not less than ten days prior to any dividend record date; otherwise such termination will be effective with respect to any subsequently declared dividend or other distribution.

     Whenever the Fund declares an income dividend or a capital gain distribution (collectively referred to as "dividends") payable either in shares or in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in shares. The shares will be acquired by the Plan Agent for the participants' accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized shares from the Fund ("newly issued shares") or (ii) by purchase of outstanding shares on the open market ("open-market purchases") on the NYSE or elsewhere. If on the record date for the dividend, the net asset value per share is equal to or less than the market price per share plus estimated brokerage commissions (such condition being referred to herein as "market premium"), the Plan Agent will invest the dividend amount in newly issued shares on behalf of the participants. The number of newly issued shares to be credited to each participant's account will be determined by dividing the dollar amount of the dividend by the net asset value per share on the date the shares are issued. If on the dividend record date the net asset value per share is greater than the market value (such condition being referred to herein as "market discount"), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participants in open-market purchases.

     In the event of a market discount on the dividend record date, the Plan Agent will have until the last business day before the next date on which the shares trade on an "ex-dividend" basis or in no event more than 30 days after the dividend record date (the "last purchase date") to invest the dividend amount in shares acquired in open-market purchases. It is contemplated that the Fund will pay monthly income dividends. Therefore, the period during which open-market purchases can be made will exist only from the record date of the dividend through the date before the next "ex-dividend" date. If, before the Plan Agent has completed its open-market purchases, the market price of a share exceeds the net asset value per share, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the shares, resulting in the acquisition of fewer shares than if the dividend had been paid in newly issued shares on the dividend record date. Because of the foregoing difficulty with respect to open market purchases, the Plan provides that if the Plan Agent in unable to invest the full dividend amount in open market purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Agent may cease making open-market purchases and may invest the uninvested portion of the dividend amount in newly issued shares at the net asset value per share at the close of business on the last purchase date.

     The Plan Agent maintains all shareholders' accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Shares in the account of each Plan participant will be held by the Plan Agent on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Agent will forward all proxy solicitation materials to participants and vote proxies for shares held pursuant to the Plan in accordance with the instructions of the participants. In the case of shareholders such as banks, brokers or nominees that hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the record shareholder and held for the account of beneficial owners who participate in the Plan.

     There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or capital gains distributions payable either in shares or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open-market purchases in connection with the reinvestment of dividends.

     The automatic reinvestment of dividends will not relieve participants of any Federal, state or local income tax that may be payable (or required to be withheld) on such dividends.

     Shareholders participating in the Plan may receive benefits not available to shareholders not participating in the Plan. If the market price (plus commissions) of the shares is above their net asset value, participants in the Plan will receive shares of the Fund at less than they could otherwise purchase them and will have shares with a cash value greater than the value of any cash distribution they would have received on their shares. If the market price plus commissions is below the net asset value, participants will receive distributions in shares with a net asset value greater than the value of any cash distribution they would have received on their shares. However, there may be insufficient shares available in the market to make distributions in shares at prices below the net asset value. Also, since the Fund does not redeem shares, the price on resale may be more or less than the net asset value.

     Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.

     All correspondence concerning the Plan should be directed to the Plan Agent at P.O. Box 8030, Boston, MA 02266-8030, 1-800-331-1710.

LEVERAGE--BENEFITS AND RISKS

     The use of leverage by the Fund creates an opportunity for increased net income and capital appreciation for the Fund, but, at the same time, creates special risks, and there can be no assurance that a leveraging strategy will be successful during any period in which it is employed. The Fund intends to utilize leverage to provide the Shareholders with a potentially higher return. Leverage creates risks for Shareholders including the likelihood of greater volatility of net asset value and market price of the Fund's shares and the risk that fluctuations in interest rates on borrowings and short-term debt may affect the return to Shareholders. To the extent the income or capital appreciation derived from securities purchased with funds received from leverage exceeds the cost of leverage, the Fund's return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such funds is not sufficient to cover the cost of leverage, the return to the Fund will be less than if leverage had not been used, and therefore the amount available for distribution to Shareholders as dividends and other distributions will be reduced. In the latter case, CSAM in its best judgment nevertheless may determine to maintain the Fund's leveraged position if it deems such action to be appropriate under the circumstances. During periods in which the Fund is utilizing leverage, the Investment Advisory Fee will be higher than if the Fund did not utilize a leveraged capital structure because the fee is calculated as a percentage of the Managed Assets including those purchased with leverage. Certain types of borrowings by the Fund may result in the Fund's being subject to covenants in credit agreements, including those relating to asset coverage and portfolio composition requirements. The Fund's lenders may establish guidelines for borrowing which may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the 1940 Act. It is not anticipated that these covenants or guidelines will impede CSAM in managing the Fund's portfolio in accordance with the Fund's investment objectives and policies.

CREDIT SUISSE HIGH YIELD BOND FUND--PRIVACY POLICY NOTICE

PRIVACY POLICY NOTICE

     We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

     In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

     We may collect nonpublic information about you from the following sources:

     - Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

     -  Information about your transactions with us, our affiliates, or others.

     We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law. In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates. We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

     We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

     NOTE: THIS NOTICE IS PROVIDED TO CLIENTS AND PROSPECTIVE CLIENTS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM"), CSAM CAPITAL INC., AND CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., AND SHAREHOLDERS AND PROSPECTIVE SHAREHOLDERS IN CSAM SPONSORED AND ADVISED INVESTMENT COMPANIES, INCLUDING CREDIT SUISSE FUNDS, AND OTHER CONSUMERS AND CUSTOMERS, AS APPLICABLE. THIS NOTICE IS NOT INTENDED TO BE INCORPORATED IN ANY OFFERING MATERIALS BUT IS MERELY A STATEMENT OF OUR CURRENT PRIVACY POLICY, AND MAY BE AMENDED FROM TIME TO TIME UPON NOTICE TO YOU. THIS NOTICE IS DATED AS OF MAY 20, 2003.

[CREDIT SUISSE ASSET MANAGEMENT LOGO]

800-293-1232 - http://cef.csam-americas.com

                                                                    CSHYF-3-0403

ITEM 2. CODE OF ETHICS.

Form N-CSR disclosure requirement not yet effective with respect to the Registrant.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Form N-CSR disclosure requirement not yet effective with respect to the Registrant.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Form N-CSR disclosure requirement not yet effective with respect to the Registrant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Form N-CSR disclosure requirement not yet effective with respect to the Registrant.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Form N-CSR disclosure requirement not yet effective with respect to the Registrant.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The Principal Executive Officer and Principal Financial Officer concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

(a) Form N-CSR disclosure requirement not yet effective with respect to the Registrant.

(b) The certifications of the Registrant as required by Rule 30a-2 under the Act are exhibits to this report.

                                   SIGNATURES

                  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                  Credit Suisse High Yield Bond Fund

                  /s/ Joseph D. Gallagher
                  Name:  Joseph D. Gallagher
                  Title:   Chief Executive Officer
                  Date:   July 2, 2003

                  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                  /s/ Joseph D. Gallagher
                  Name:  Joseph D. Gallagher
                  Title:   Chief Executive Officer
                  Date:   July 2, 2003

                  /s/ Michael A. Pignataro
                  Name:  Michael A. Pignataro
                  Title:   Chief Financial Officer
                  Date:   July 2, 2003